                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06208

Morgan Stanley Multi-State Municipal Series Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
    (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders

Morgan Stanley Multi-State Municipal Series Trust

Letter to the Shareholders May 31, 2003

Dear Shareholder:

During the six-month period ended May 31, 2003, U.S. economic growth was positive but below potential. The pattern of the recovery remained uneven with a number of indicators fluctuating between strength and weakness. The relatively brief military conflict in Iraq and the ongoing war against terrorism cast a shadow over the economy and the financial markets. A sluggish economy and uncertain geopolitical outlook favored bonds and led to record low interest rates.

Throughout the period, consumer spending was the best-performing economic sector. Mortgage refinancing and low auto loan rates helped keep Americans buying. However, early this year concern about Iraq dominated investor sentiment and consumer confidence waned. Confidence was also shaken when unemployment reached an eight-year high. To guard against further downside risks, in early November the Federal Reserve Board lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in almost a year. A quick resolution of the Iraqi conflict prompted the financial markets to focus on the economy. In an effort to stimulate growth, President Bush signed the $350 billion Jobs and Growth Tax Relief Reconciliation Act of 2003 in May. Tax reductions originally scheduled to be phased in through 2006 were accelerated. In June, the Federal Reserve again lowered the federal funds rate by 25 basis points to 1.00 percent.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index continued to trend lower over the six-month period ended May 31, 2003. The yield declined from a high of 4.99 percent in January 2003 to a low of 4.44 percent in May. Throughout the period, the municipal yield curve steepened. The pickup along the yield curve for extending maturities from one to 30 years was 344 basis points on May 31, 2003.

The ratio of municipal yields as a percentage of U.S. Treasury yields gauges the relative value of municipals. In five of the past six months 30-year insured municipal bonds yielded more than 30-year Treasuries. This ratio signaled the relative attractiveness of municipals.

Long-term municipal volume increased to a record $357 billion in 2002 as state and local governments took advantage of lower interest rates to meet their cash flow needs and refinance outstanding debt. In the first five months of 2003, new-issue volume increased 14 percent to $146 billion. Many analysts expect this pace to continue throughout the year as budgetary pressures force states and municipalities to borrow. Arizona, Florida, New Jersey and Pennsylvania issuers represented 17 percent of national volume.

Morgan Stanley Multi-State Municipal Series Trust

Letter to the Shareholders May 31, 2003 continued

Portfolio Structure

Morgan Stanley Multi-State Municipal Series Trust is comprised of four series of state portfolios: Arizona, Florida, New Jersey and Pennsylvania.

The Arizona Series' net assets of $30 million were diversified among 9 long-term sectors and 23 credits. In 2003, the Fund sold five- and ten-year U.S. Treasury futures to hedge the portfolio against potential changes in interest rates. This reduced the Fund's duration (a measure of sensitivity to interest-rate changes) at the end of May 2003 from 7.5 to 7.2 years. The long-term portfolio's average maturity and call protection were 16 and 8 years, respectively. More than 85 percent of the portfolio was rated AA or AAA.

The Florida Series' net assets of $39 million were diversified among 9 long-term sectors and 30 credits. In 2003, the Fund sold five-year U.S. Treasury futures to hedge the portfolio against potential changes in interest rates. This reduced the Fund's duration (a measure of sensitivity to interest-rate changes) at the end of May 2003 from 7.9 to 7.5 years. The long-term portfolio's average maturity and call protection were 18 and 8 years, respectively. More than 90 percent of the portfolio was rated AA or AAA.

The New Jersey Series' net assets of $37 million were diversified among 14 long-term sectors and 31 credits. Duration, a measure of sensitivity to interest-rate changes, was 7.2 years at the end of May. The long-term portfolio's average maturity and call protection were 18 and 6 years, respectively. More than 85 percent of the portfolio was rated AA or AAA.

The Pennsylvania Series' net assets of $35 million were diversified among 12 long-term sectors and 27 credits. In 2003, the Fund sold five- and ten-year U.S. Treasury futures to hedge the portfolio against potential changes in interest rates. This reduced the Fund's duration (a measure of sensitivity to interest-rate changes) at the end of May 2003 from 8.2 to 7.4 years. The long-term portfolio's average maturity and call protection were 19 and 7 years, respectively. More than 70 percent of the portfolio was rated AA or AAA.

For your convenience, we have summarized details regarding each Series on the following pages. Here you will find information on credit quality, duration, maturity, call protection, distributions and performance.

Morgan Stanley Multi-State Municipal Series Trust

Letter to the Shareholders May 31, 2003 continued

We appreciate your ongoing support of Morgan Stanley Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.

Very truly yours,

Charles A. Fiumefreddo Chairman of the Board	Mitchell M. Merin President

Morgan Stanley Multi-State Municipal Series Trust

Fund Performance May 31, 2003

Average Annual Total Returns

PERIOD ENDED 5/31/03
	1 YEAR				5 YEARS				10 YEARS
Arizona	10.11	% (1)	5.70	% (2)	5.46	% (1)	4.60	% (2)	5.53	% (1)	5.10	% (2)
Florida	10.44	% (1)	6.02	% (2)	5.61	% (1)	4.75	% (2)	5.84	% (1)	5.41	% (2)
New Jersey	9.09	% (1)	4.73	% (2)	5.37	% (1)	4.51	% (2)	5.67	% (1)	5.24	% (2)
Pennsylvania	9.13	% (1)	4.77	% (2)	5.45	% (1)	4.60	% (2)	5.70	% (1)	5.27	% (2)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Multi-State Municipal Series Trust

Portfolio Summary May 31, 2003 (unaudited)

	ARIZONA SERIES		FLORIDA SERIES		NEW JERSEY SERIES		PENNSYLVANIA SERIES
Credit Ratings (1)(2):
Aaa or AAA	72%		83%		79%		57%
Aa or AA	16		11		9		17
A or A	7		3		12		15
Baa or BBB	5		3		—		11
Portfolio Distribution by Call Date (1):
2003	5%		—		8%		10%
2004	13		10%		8		5
2005	—		8		10		3
2006	—		3		3		3
2007	—		6		3		3
2008	—		—		9		3
2009	4		3		4		5
2010	11		5		17		10
2011	26		29		9		17
2012	24		12		12		14
2013+	17		24		17		27
Weighted Average:
Maturity (1)	16	Years	18	Years	18	Years	19	Years
Call Protection (1)	8	Years	8	Years	6	Years	7	Years
Duration (3)	7.2	Years	7.5	Years	7.2	Years	7.4	Years
Per Share Net Asset Value:
November 30, 2002	$10.44		$10.65		$10.75		$10.76
May 31, 2003	$10.81		$10.97		$11.07		$11.09
Distributions (4)	$0.32		$0.42		$0.33		$0.32
Total Return (5):
6 months ended 05/31/03	6.79%		7.10%		6.14%		6.14%
12 months ended 05/31/03	10.11%		10.44%		9.09%		9.13%

(1)	Based on long-term portfolio.
(2)	Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(3)	Includes short-term securities and hedge positions, if any.
(4)	Includes all income dividends and capital gains distributions, if any, paid by each Series for the six months ended May 31, 2003.
(5)	Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus reinvested distributions and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

Morgan Stanley Multi-State Municipal Series Trust — Arizona Series

Portfolio of Investments May 31, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Arizona Tax-Exempt Municipal Bonds* (91.6%)
	General Obligation (6.1%)
$500	Maricopa County Community College District, Refg Ser 2002	5.25%	07/01/11	$583,750
1,000	Puerto Rico, Public Impr Ser 1998 (MBIA)	6.00	07/01/16	1,259,440
1,500				1,843,190
	Educational Facilities Revenue (11.0%)
	Arizona Board of Regents,
1,000	Arizona State University Ser 2002 COPs (MBIA)	5.375	07/01/19	1,124,110
1,000	Northern Arizona University Ser 2002 (FGIC)	5.00	06/01/30	1,048,750
1,000	University of Arizona Ser 2001 A COPs (Ambac)	5.50	06/01/18	1,141,210
3,000				3,314,070
	Electric Revenue (7.6%)
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001	5.25	10/01/17	1,178,540
1,000	Salt River Project Agricultural Improvement & Power District,
	Refg 2002 Ser A	5.25	01/01/19	1,117,260
2,000				2,295,800
	Hospital Revenue (12.4%)
1,500	Maricopa County Industrial Development Authority, Catholic Healthcare West 1992 Ser A (MBIA)	5.75	07/01/11	1,534,995
1,000	Pima County Industrial Development Authority, Carondelet Health Care Ser 1993 (MBIA)	5.25	07/01/13	1,159,600
1,000	Scottsdale Industrial Development Authority, Scottsdale Health Care Ser 2001	5.80	12/01/31	1,054,670
3,500				3,749,265
	Industrial Development/Pollution Control Revenue (4.8%)
1,000	Greenlee County Industrial Development Authority, Phelps Dodge Corp Refg 1994	5.45	06/01/09	978,360
500	Mohave County Industrial Development Authority, Citizens Utilities Co 1993 Ser B (AMT)	5.80	11/15/28	458,440
1,500				1,436,800
	Mortgage Revenue – Single Family (2.1%)
610	Maricopa County Industrial Development Authority, Ser 2000 – 1C (AMT)	6.25	12/01/30	639,152
	Public Facilities Revenue (14.5%)
	Arizona School Facilities Board,
1,000	School Impr, Ser 2001	5.00	07/01/19	1,091,610
1,000	School Impr, Ser 2002	5.25	07/01/20	1,112,120

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Arizona Series

Portfolio of Investments May 31, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,000	Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse Sr Lien Excise Tax Ser 1999 A	5.25%		07/01/24	$1,080,040
1,000	Phoenix Industrial Development Authority, Capitol Mall LLC Ser 2000 (Ambac)	5.375		09/15/22	1,102,400
4,000					4,386,170
	Transportation Facilities Revenue (17.8%)
1,000	Arizona Transportation Board, Highway Ser 2001	5.25		07/01/20	1,100,040
1,000	Phoenix Civic Improvement Corporation, Sr Lien Airport Ser 2002 B (AMT) (FGIC)	5.75		07/01/19	1,124,880
	Phoenix,
1,000	Street & Highway Jr Lien Refg Ser 2002 (FGIC)	5.00		07/01/11	1,145,720
1,000	Street & Highway Refg Ser 1993	5.125		07/01/11	1,022,970
1,000	Puerto Rico Highway & Transportation Authority, Ser 1998 A#	4.75		07/01/38	978,230
5,000					5,371,840
	Water & Sewer Revenue (11.2%)
1,000	Arizona Water Infrastucture Finance Authority, Ser 2001 A	5.375		10/01/18	1,141,570
1,000	Gilbert, Water & Wastewater Refg Ser 1992 (FGIC)	6.50		07/01/22	1,063,490
	Tucson,
500	Water Refg Ser 2002 (FGIC)	5.50		07/01/17	582,405
500	Water Refg Ser 2002 (FGIC)	5.50		07/01/18	578,590
3,000					3,366,055
	Refunded (4.1%)
1,000	Phoenix, Ser 2000	5.875		07/01/10†	1,204,930
25,110	Total Arizona Tax-Exempt Municipal Bonds (Cost $25,457,101)				27,607,272
	Short-Term Arizona Tax-Exempt Municipal Obligations (5.6%)
	Pinal County Industrial Development Authority,
200	Newmont Mining Co Ser 1984 (Demand 06/02/03)	1.35*	*	12/01/09	200,000
1,500	Newmont Mining Co Ser 1984 (Demand 06/02/03)	1.35*	*	12/01/09	1,500,000
1,700	Total Short-Term Arizona Tax-Exempt Municipal Obligations (Cost $1,700,000)				1,700,000
$26,810	Total Investments (Cost $27,157,101) (a) (b)			97.2%	29,307,272
	Other Assets in Excess of Liabilities			2.8	845,523
	Net Assets			100.0%	$30,152,795

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Arizona Series

Portfolio of Investments May 31, 2003 (unaudited) continued

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
*	Puerto Rico issues represent 7.4% of net assets.
**	Current coupon of variable rate demand obligation.
#	This security has been physically segregated in connection with open futures contracts.
†	Prerefunded to call date shown.
(a)	Securities have been designated as collateral in an amount equal to $755,676 in connection with the open futures contracts.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,213,371 and the aggregate gross unrealized depreciation is $63,200, resulting in net unrealized appreciation of $2,150,171.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at May 31, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
10	Short	U.S. Treasury Notes 5 yr September/2003	$(1,156,875)	$(3,543)
5	Short	U.S. Treasury Notes 10 yr June/2003	(595,313)	(14,780)
	Total unrealized depreciation			$(18,323)

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Florida Series

Portfolio of Investments May 31, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Florida Tax-Exempt Municipal Bonds* (94.9%)
	Educational Facilities Revenue (2.7%)
$1,000	Volusia County Educational Facilities Authority, Embry-Riddle Aeronautical University Ser 1996 A	6.125%	10/15/16	$1,069,460
	Electric Revenue (11.7%)
1,000	Gainesville, Utilities 2003 Ser A (FSA)	5.00	10/01/33	1,057,860
1,000	Jacksonville Electric Authority, St Johns Power Park Issue 2 Ser 7	5.00	10/01/18	1,087,360
2,000	Lakeland, Refg Ser 1999 A (MBIA)	0.00	10/01/14	1,299,480
1,000	Orlando Utilities Commission, Water & Electric Ser 2001	5.25	10/01/19	1,115,340
5,000				4,560,040
	Hospital Revenue (11.2%)
1,000	Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA)	6.25	12/01/11	1,229,730
1,000	Jacksonville, University Medical Center Ser 1992 (Connie Lee)	6.60	02/01/21	1,014,120
905	Polk County Industrial Development Authority, Winter Haven Hospital 1985 Ser 2 (MBIA)	6.25	09/01/15	930,838
1,000	Tampa, Catholic Health East Ser 1998 A-1 (MBIA)	5.50	11/15/14	1,193,700
3,905				4,368,388
	Public Facilities Revenue (24.6%)
1,000	Alachua County School Board, Ser 2001 COPs (Ambac)	5.00	07/01/21	1,078,610
1,000	Hillsborough County School District, Sales Tax Refg (Ambac)	5.375	10/01/20	1,114,740
1,500	Jacksonville, Sales Tax Ser 2001 (Ambac)	5.50	10/01/17	1,722,330
1,000	Lake County School Board, Ser 2002 COPs (Ambac)	5.375	07/01/18	1,136,490
1,000	Osceola County, Sales Surtax Ser 2002 (Ambac)	5.375	10/01/21	1,116,100
1,000	Osceola County School District, Ser 2001 (FGIC)	5.125	06/01/25	1,069,520
1,000	Palm Beach County, Criminal Justice Ser 1997 (FGIC)	5.75	06/01/13	1,223,530
1,000	Tampa, Sales Tax Ser A 2001 (Ambac)	5.375	10/01/21	1,114,330
8,500				9,575,650
	Recreational Facilities Revenue (2.6%)
1,000	Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC)	6.15	10/01/20	1,023,750
	Retirement & Life Care Facilities Revenue (2.7%)
1,000	Escambia County Health Facilities Authority, Ascension Health Ser 2002 C	5.25	11/15/32	1,046,690
	Transportation Facilities Revenue (18.0%)
1,000	Greater Orlando Aviation Authority, Ser 1997 (AMT) (FGIC)	5.75	10/01/11	1,161,410
1,000	Miami-Dade County Aviation, Miami Int'l Airport Ser A (AMT) (FGIC)	5.00	10/01/33	1,015,270

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Florida Series

Portfolio of Investments May 31, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,000	Mid-Bay Bridge Authority, Refg Ser 1993 A (Ambac)	5.95%		10/01/22	$2,308,460
1,500	Osceola County, Osceola Parkway (MBIA)	6.10		04/01/17	1,520,640
1,000	Puerto Rico Highway & Transportation Authority, Ser 1998 A	4.75		07/01/38	978,230
6,500					6,984,010
	Water & Sewer Revenue (17.1%)
1,000	Broward County, Florida, Utility Ser 2003 (MBIA)	5.00		10/01/24	1,069,930
2,000	Dade County, Water & Sewer Ser 1995 (FGIC)	5.50		10/01/25	2,197,120
1,000	Florida Governmental Utility Authority, Golden Gate Ser 1999 (Ambac)	5.25		07/01/18	1,114,050
1,000	Lakeland, Water & Wastewater Refg & Impr Ser 2002	5.00		10/01/32	1,051,730
1,000	Sunrise, Utility Refg Ser 1998 (Ambac)	5.50		10/01/18	1,205,250
6,000					6,638,080
	Refunded (4.3%)
1,500	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)#	5.375		10/01/24	1,672,110
34,405	Total Florida Tax-Exempt Municipal Bonds (Cost $33,811,365)				36,938,178
	Short-Term Florida Tax-Exempt Municipal Obligations (3.6%)
300	Jacksonville Electric Authority, Electric Ser A (Demand 06/02/03)	1.30*	*	10/01/10	300,000
1,100	Orange County School Board, 2000 Ser B COPs (Demand 06/02/03)	1.25*	*	08/01/25	1,100,000
1,400	Total Short-Term Florida Tax-Exempt Municipal Obligations (Cost $1,400,000)				1,400,000
$35,805	Total Investments (Cost $35,211,365) (a) (b)			98.5%	38,338,178
	Other Assets in Excess of Liabilities			1.5	592,141
	Net Assets			100.0%	$38,930,319

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Florida Series

Portfolio of Investments May 31, 2003 (unaudited) continued

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
*	Puerto Rico issues represent 6.8% of net assets.
**	Current coupon of variable rate demand obligation.
#	A portion of this security has been physically segregated in connection with open futures contracts.
(a)	Securities have been designated as collateral in an amount equal to $1,768,659 in connection with the open futures contracts.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized appreciation is $3,126,813.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance Company – a wholly owned subsidiary of Ambac Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at May 31, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT FACE	UNREALIZED DEPRECIATION
25	Short	U.S. Treasury Notes 5 Yr September/2003	$(2,883,399)	$(8,858)

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — New Jersey Series

Portfolio of Investments May 31, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	New Jersey Tax-Exempt Municipal Bonds* (96.7%)
	General Obligation (6.6%)
$1,000	Burlington County Bridge Commission, Pooled Loan Ser 2002	5.00%	10/15/19	$1,098,000
415	New Jersey, Refg Ser F	5.25	08/01/14	469,714
800	West Windsor – Plainsboro Regional School District, Refg Ser 2002 (FSA)	5.00	12/01/15	908,768
2,215				2,476,482
	Educational Facilities Revenue (10.8%)
	New Jersey Educational Facilities Authority,
1,000	Drew University Ser 2003 C (FGIC)	5.25	07/01/19	1,173,290
1,000	Princeton University Ser 1999 A	4.75	07/01/25	1,025,450
750	Stevens Institute of Technology, 2002 Ser C	5.25	07/01/32	773,678
1,000	University of Medicine & Dentistry, 1997 Ser A (MBIA)	5.00	09/01/17	1,094,090
3,750				4,066,508
	Hospital Revenue (11.9%)
	New Jersey Health Care Facilities Financing Authority,
1,000	AHS Hospital Corp Ser 1997 A (Ambac)	6.00	07/01/13	1,225,190
465	Robert Wood Johnson University Hospital Ser B (MBIA)	6.625	07/01/16	484,205
2,500	Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25	2,736,875
3,965				4,446,270
	Industrial Development/Pollution Control Revenue (2.7%)
1,000	Salem County Pollution Control Financing Authority, E I du Pont de Nemours & Co 1992 Ser A (AMT)	6.125	07/15/22	1,021,870
	Mortgage Revenue – Multi-Family (8.4%)
	New Jersey Housing & Mortgage Finance Agency,
2,000	1995 Ser A (Ambac)	6.00	11/01/14	2,107,520
1,000	Presidential Plaza at Newport – FHA Insured Mtges Refg 1991 Ser 1	7.00	05/01/30	1,036,500
3,000				3,144,020
	Mortgage Revenue – Single Family (5.7%)
2,000	New Jersey Housing & Mortgage Finance Agency, Home Buyer Ser 2000 CC (AMT) (MBIA)	5.875	10/01/31	2,134,020

	Nursing & Health Related Facilities Revenue (2.2%)
820	New Jersey Health Care Facilities Financing Authority, Spectrum For Living – FHA Insured Mortgage Refg Ser B	6.50	02/01/22	838,229

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — New Jersey Series

Portfolio of Investments May 31, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Public Facilities Revenue (11.6%)
$1,000	Essex County Improvement Authority Ser 2002 (MBIA)	5.25%	10/01/19	$1,122,210
1,000	Middlesex County, Ser 2001 COPs (MBIA)	5.00	08/01/22	1,070,490
1,000	New Jersey Economic Development Authority, School Facilities Construction 2001 Ser A (Ambac)	5.25	06/15/19	1,106,800
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997A (Ambac)	5.00	07/01/28	1,040,440
4,000				4,339,940
	Recreational Facilities Revenue (1.4%)
500	New Jersey Sports & Exposition Authority, State Contract 1993 Ser A	5.50	09/01/23	506,940
	Resource Recovery Revenue (2.4%)
900	Warren County Pollution Control Financing Authority, Warren Energy Resource Co Ltd Partnership Ser 1984 (MBIA)	6.60	12/01/07	910,143
	Transportation Facilities Revenue (10.2%)
1,000	Delaware River Bay Authority, Ser 2003 (MBIA)#	5.25	01/01/22	1,102,870
1,000	Delaware River Port Authority, Ser 1995 (FGIC)##	5.50	01/01/26	1,104,640
1,500	Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) ###	5.75	05/01/15	1,610,954
3,500				3,818,464
	Water & Sewer Revenue (17.3%)
1,000	Bergen County Utilities Authority, Water 1998 Ser A (FGIC)	4.75	12/15/15	1,059,730
1,000	Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC)	5.25	07/15/17	1,120,050
1,000	North Hudson Sewerage Authority, Refg Ser 2002 A (FGIC)	5.25	08/01/19	1,120,369
1,000	Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA)	6.00	07/15/13	1,025,590
1,000	Passaic Valley Sewerage Commissioners, Ser F (FGIC)	5.00	12/01/20	1,099,480
1,000	Puerto Rico Public Finance Corporation, 2001 Ser A (MBIA)	5.00	08/01/29	1,052,660
6,000				6,477,879
	Other Revenue (2.5%)
1,000	Tobacco Settlement Financing Corporation, Ser 2003	6.125	06/01/24	946,430
	Refunded (3.0%)
1,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.375	10/01/24	1,114,740
33,650	Total New Jersey Tax-Exempt Municipal Bonds(Cost $33,802,182)			36,241,935

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — New Jersey Series

Portfolio of Investments May 31, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short-Term New Jersey Tax-Exempt Municipal Obligations (1.6%)
$200	New Jersey Economic Development Authority, Foreign Trade Zone Ser 1998 (Demand 06/02/03)	1.30	**%	12/01/07	$200,000
400	Rutgers University, 2002 Ser A (Demand 06/02/03)	1.20	**	05/01/18	400,000
600	Total Short-Term New Jersey Tax-Exempt Municipal Obligations (Cost $600,000)				600,000
$34,250	Total Investments (Cost $34,402,182) (a)			98.3%	36,841,935
	Other Assets in Excess of Liabilities			1.7	646,183
	Net Assets			100.0%	$37,488,118

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
#	Joint exemption in New Jersey and Delaware.
##	Joint exemption in New Jersey and Pennsylvania.
###	Joint exemption in New York and New Jersey.
*	Puerto Rico issues represent 8.6% of net assets.
**	Current coupon of variable rate demand obligation.
(a)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,472,972 and the aggregate gross unrealized depreciation is $33,219, resulting in net unrealized appreciation of $2,439,753.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Pennsylvania Series

Portfolio of Investments May 31, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Pennsylvania Tax-Exempt Municipal Bonds* (91.3%)
	General Obligation (13.0%)
$1,000	Luzerne County, Ser A 2003	5.25%		11/15/19	$1,123,680
	Pennsylvania,
500	RITES PA – 1112 A (MBIA)	8.332	‡	01/01/18	604,930
500	RITES PA – 1112 B (MBIA)	8.332	‡	01/01/19	596,470
2,000	Puerto Rico Municipal Finance Agency 2002 Ser A (FSA)	5.25		08/01/20	2,234,140
4,000					4,559,220
	Educational Facilities Revenue (18.7%)
1,000	Allegheny County Higher Education Building Authority, Carnegie Mellon University Ser 2002	5.25		03/01/32	1,059,630
1,000	Delaware County Authority, Villanova University Ser 1995 (Ambac)	5.80		08/01/25	1,099,410
	Pennsylvania Higher Educational Facilities Authority,
1,000	Drexel University Ser 2003	5.50		05/01/18	1,116,730
1,000	Thomas Jefferson University Ser 2002	5.375		01/01/25	1,077,170
1,000	Pennsylvania State University, Refg Ser 2002	5.25		08/15/13	1,183,020
1,000	Swarthmore Boro Authority, Pennsylvania, Swarthmore College Ser 2001	5.00		09/15/31	1,044,780
6,000					6,580,740
	Electric Revenue (3.0%)
1,000	Puerto Rico Electric Power Authority, Power Ser DD (FSA)	4.50		07/01/19	1,037,430
	Hospital Revenue (8.0%)
1,000	Lehigh County General Purpose Authority, Lehigh Valley Health Ser B 2001 (FSA)	5.00		07/01/31	1,038,500
1,750	Philadelphia Hospitals & Higher Education Facilities Authority, Chestnut Hill Hospital Ser of 1992	6.375		11/15/11	1,772,348
2,750					2,810,848
	Industrial Development/Pollution Control Revenue (5.9%)
1,000	Carbon County Industrial Development Authority, Panther Creek Partners Refg 2000 Ser (AMT)	6.65		05/01/10	1,051,070
1,000	Delaware County Industrial Development Authority, Suburban Water Co Ser A 2002 (AMT) (Ambac)	5.15		09/01/32	1,035,630
2,000					2,086,700
	Mortgage Revenue – Single Family (5.9%)
	Pennsylvania Housing Finance Agency,
450	Ser 1991-31 C (AMT)	10.98	‡	04/01/25	470,952
1,500	Ser 2000-70 A (AMT)	5.90		04/01/31	1,594,170
1,950					2,065,122

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Pennsylvania Series

Portfolio of Investments May 31, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Public Facilities Revenue (3.2%)
$1,000	York County School of Technology, Ser 2003 (FGIC)	5.50%		02/15/23	$1,117,079
	Recreational Facilities Revenue (6.0%)
	Philadelphia Industrial Development Authority,
1,000	Stadium Ser B 2001 (FSA)	5.50		10/01/17	1,143,940
1,000	The Franklin Institute Ser 1998	5.20		06/15/26	952,400
2,000					2,096,340
	Resource Recovery Revenue (3.4%)
1,000	Montgomery County Industrial Development Authority, Refg 2002 Ser A (MBIA)	5.25		11/01/14	1,173,840
	Transportation Facilities Revenue (5.9%)
1,000	Delaware River Port Authority, Ser 1995 (FGIC)#	5.50		01/01/26	1,104,640
1,000	Puerto Rico Highway & Transportation Authority, Ser 1998 A	4.75		07/01/38	978,230
2,000					2,082,870
	Water & Sewer Revenue (10.9%)
1,000	Allegheny County Sanitary Authority, Sewer Ser 2000 (MBIA)	5.50		12/01/24	1,111,860
1,000	Pennsylvania Finance Authority, Penn Hills Ser A 2000 (FGIC)	5.50		12/01/22	1,119,200
1,000	Philadelphia, Water & Wastewater Ser 1995 (MBIA)†	6.25		08/01/11	1,236,980
1,250	Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC)	0.00		09/01/28	363,613
4,250					3,831,653
	Other Revenue (7.4%)
1,500	Pennsylvania Finance Authority, Capital Impr Refg Ser 1993	6.60		11/01/09	1,562,175
1,000	Philadelphia Gas Works Third Ser 1998 (FSA)	5.125		08/01/31	1,050,780
2,500					2,612,955
30,450	Total Pennsylvania Tax-Exempt Municipal Bonds(Cost $29,734,735)				32,054,797
	Short-Term Pennsylvania Tax-Exempt Municipal Obligations (7.1%)
800	Delaware County Industrial Development Authority United Parcel Service of America Inc Ser 1985 (Demand 06/02/03)	1.12*	*	12/01/15	800,000
1,700	South Fork Municipal Authority, Conemaugh Health Ser A 1998 (MBIA) (Demand 06/02/03)	1.27*	*	07/01/28	1,700,000
2,500	Total Short-Term Pennsylvania Tax-Exempt Municipal Obligations (Cost $2,500,000)				2,500,000

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Pennsylvania Series

Portfolio of Investments May 31, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
$32,950	Total Investments (Cost $32,234,735) (a) (b)	98.4%	$34,554,797
	Other Assets in Excess of Liabilities	1.6	560,332
	Net Assets	100.0%	$35,115,129

AMT	Alternative Minimum Tax.
RITES	Residual Interest Tax-Exempt Securities.
#	Joint exemption in Pennsylvania and New Jersey.
†	A portion of this security has been physically segregated in connection with open futures contracts.
‡	Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate, on the related short-term security fluctuates.
*	Puerto Rico issues represent 12.1% of net assets.
**	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $5,703,879 in connection with the open futures contracts.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,336,359 and the aggregate gross unrealized depreciation is $16,297, resulting in net unrealized appreciation of $2,320,062.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at May 31, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
35	Short	U.S. Treasury Notes 5 yrSeptember/ 2003	$(4,049,063)	$(12,401)
25	Short	U.S. Treasury Notes 10 yrJune/ 2003	(2,976,563)	(72,561)
	Total unrealized depreciation			$(84,962)

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Financial Statements

Statements of Assets and Liabilities

May 31, 2003 (unaudited)

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Assets:
Investments in securities, at value*	$29,307,272	$38,338,178	$36,841,935	$34,554,797
Cash	371,583	35,225	13,455	76,025
Receivable for:
Interest	545,351	409,805	564,845	442,220
Shares of beneficial interest sold	4,860	185,330	106,023	81,231
Variation margin	391	781	—	1,485
Prepaid expenses	9,196	10,230	11,606	5,897
Total Assets	30,238,653	38,979,549	37,537,864	35,161,655
Liabilities:
Payable for:
Shares of beneficial interest redeemed	47,125	—	—	—
Dividends to shareholders	6,314	8,985	8,795	7,894
Investment management fee	8,910	11,491	11,051	10,348
Distribution fee	3,819	4,925	4,736	4,435
Accrued expenses	19,690	23,829	25,164	23,849
Total Liabilities	85,858	49,230	49,746	46,526
Net Assets	$30,152,795	$38,930,319	$37,488,118	$35,115,129
Composition of Net Assets:
Paid-in-capital	$27,970,421	$35,617,355	$34,901,747	$32,946,200
Accumulated undistributed net investment income	3,312	41,847	14,161	4,118
Accumulated undistributed net realized gain (loss)	47,214	153,162	132,457	(70,289)
Net unrealized appreciation	2,131,848	3,117,955	2,439,753	2,235,100
Net Assets	$30,152,795	$38,930,319	$37,488,118	$35,115,129
*Cost	$27,157,101	$35,211,365	$34,402,182	$32,234,735
Shares of Beneficial Interest Outstanding	2,789,038	3,550,023	3,386,830	3,165,211
Net Asset Value Per Share (unlimited authorized shares of $.01 par value)	$10.81	$10.97	$11.07	$11.09
Maximum Offering Price Per Share (net asset value plus 4.17% of net asset value)	$11.26	$11.43	$11.53	$11.55

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Financial Statements continued

Statements of Operations

For the six months ended May 31, 2003 (unaudited)

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Net Investment Income:
Interest Income	$714,939	$947,813	$908,889	$848,441
Expenses
Investment management fee	52,517	68,048	63,589	59,113
Distribution fee	22,507	28,928	27,252	24,771
Professional fees	11,410	9,201	8,865	9,907
Transfer agent fees and expenses	5,238	7,734	9,088	6,999
Shareholder reports and notices	4,545	7,410	8,643	8,016
Trustees' fees and expenses	2,307	3,110	5,013	1,244
Custodian fees	1,017	1,590	1,252	1,563
Registration fees	6,429	2,460	2,363	1,422
Other	2,995	2,833	2,998	2,639
Total Expenses	108,965	131,314	129,063	115,674
Less: expense offset	(1,014)	(1,587)	(1,249)	(1,561)
Net Expenses	107,951	129,727	127,814	114,113
Net Investment Income	606,988	818,086	781,075	734,328
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	63,365	225,988	132,458	126,705
Futures contracts	(16,149)	(72,825)	—	(196,991)
Net Realized Gain (Loss)	47,216	153,163	132,458	(70,286)
Net Change in Unrealized Appreciation on:
Investments	1,325,034	1,706,033	1,243,173	1,466,577
Futures contracts	(18,323)	(8,858)	—	(84,962)
Net Appreciation	1,306,711	1,697,175	1,243,173	1,381,615
Net Gain	1,353,927	1,850,338	1,375,631	1,311,329
Net Increase	$1,960,915	$2,668,424	$2,156,706	$2,045,657

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Financial Statements continued

Statement of Changes in Net Assets

	ARIZONA		FLORIDA
	FOR THE SIX MONTHS ENDED MAY 31, 2003	FOR THE YEAR ENDED NOVEMBER 30, 2002	FOR THE SIX MONTHS ENDED MAY 31, 2003	FOR THE YEAR ENDED NOVEMBER 30, 2002
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$606,988	$1,305,997	$818,086	$1,897,326
Net realized gain	47,216	326,643	153,163	681,036
Net change in unrealized appreciation	1,306,711	61,360	1,697,175	(333,166)
Net Increase	1,960,915	1,694,000	2,668,424	2,245,196
Dividends and Distributions to Shareholders from:
Net investment income	(607,358)	(1,302,378)	(832,963)	(1,891,394)
Net realized gain	(326,845)	(66,842)	(694,053)	(135,896)
Total Dividends and Distributions	(934,203)	(1,369,220)	(1,527,016)	(2,027,290)
Transactions in Shares of Beneficial Interest:
Net proceeds from sales	1,251,915	1,682,214	2,040,511	4,581,829
Reinvestment of dividends and distributions	459,331	641,507	621,056	665,499
Cost of shares redeemed	(2,831,998)	(4,123,198)	(5,499,255)	(9,049,359)
Net Decrease	(1,120,752)	(1,799,477)	(2,837,688)	(3,802,031)
Total Decrease	(94,040)	(1,474,697)	(1,696,280)	(3,584,125)
Net Assets:
Beginning of period	30,246,835	31,721,532	40,626,599	44,210,724
End of Period	$30,152,795	$30,246,835	$38,930,319	$40,626,599
Accumulated Undistributed Net Investment Income	$3,312	$3,682	$41,847	$56,724
Shares Issued and Redeemed:
Sold	118,684	161,454	190,721	428,331
Reinvestment of dividends and distributions	43,528	61,771	58,096	62,790
Redeemed	(269,162)	(397,347)	(513,859)	(849,113)
Net Decrease	(106,950)	(174,122)	(265,042)	(357,992)

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Financial Statements continued

Statement of Changes in Net Assets continued

	NEW JERSEY		PENNSYLVANIA
	FOR THE SIX MONTHS ENDED MAY 31, 2003	FOR THE YEAR ENDED NOVEMBER 30, 2002	FOR THE SIX MONTHS ENDED MAY 31, 2003	FOR THE YEAR ENDED NOVEMBER 30, 2002
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$781,075	$1,622,940	$734,328	$1,579,972
Net realized gain (loss)	132,458	430,385	(70,286)	243,854
Net change in unrealized appreciation	1,243,173	(193,891)	1,381,615	(284,848)
Net Increase	2,156,706	1,859,434	2,045,657	1,538,978
Dividends and Distributions to Shareholders from:
Net investment income	(780,169)	(1,615,666)	(735,969)	(1,574,345)
Net realized gain	(318,394)	—	(254,759)	—
Total Dividends and Distributions	(1,098,563)	(1,615,666)	(990,728)	(1,574,345)
Transactions in Shares of Beneficial Interest:
Net proceeds from sales	1,929,096	4,749,420	1,679,357	2,645,466
Reinvestment of dividends and distributions	611,877	840,799	535,037	766,720
Cost of shares redeemed	(1,994,932)	(6,706,663)	(1,176,071)	(5,868,811)
Net Increase (Decrease)	546,041	(1,116,444)	1,038,323	(2,456,625)
Total Increase (Decrease)	1,604,184	(872,676)	2,093,252	(2,491,992)
Net Assets:
Beginning of period	35,883,934	36,756,610	33,021,877	35,513,869
End of Period	$37,488,118	$35,883,934	$35,115,129	$33,021,877
Accumulated Undistributed Net Investment Income	$14,161	$13,255	$4,118	$5,759
Shares Issued and Redeemed:
Sold	177,918	441,017	154,674	245,641
Reinvestment of dividends and distributions	56,394	78,409	49,160	71,268
Redeemed	(184,184)	(626,811)	(108,372)	(548,168)
Net Increase (Decrease)	50,128	(107,385)	95,462	(231,259)

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Notes to Financial Statements May 31, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of four separate Series (the "Series"): the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of

Morgan Stanley Multi-State Municipal Series Trust

Notes to Financial Statements May 31, 2003 (unaudited) continued

cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Federal Income Tax Policy — It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F.   Expenses — Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Investment Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

Morgan Stanley Multi-State Municipal Series Trust

Notes to Financial Statements May 31, 2003 (unaudited) continued

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain services in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 2003, the distribution fees were accrued at the following annual rates:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Annual rate	0.15%	0.15%	0.15%	0.15%

The Distributor has informed the Fund that for the six months ended May 31, 2003 it received commissions from the sale of the Fund's shares of beneficial interest as follows:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Commissions	$30,717	$54,434	$44,718	$44,168

Such commissions are deducted from the proceeds of the sale of the Fund's shares and are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2003 were as follows:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Purchases	—	$3,045,830	$5,623,452	$8,371,385
Sales	$2,357,733	$7,028,222	$4,289,130	$6,624,625

Included in the forementioned sales of the Florida Series are $527,120 with Morgan Stanley Hawaii Municipal Trust, an affiliate of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

Morgan Stanley Multi-State Municipal Series Trust

Notes to Financial Statements May 31, 2003 (unaudited) continued

retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended May 31, 2003 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Aggregate Pension Costs	$981	$890	$3,018	$716
Accrued Pension Liability	$10,485	$13,463	$12,948	$12,094

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2003, each of the Series had transfer agent fees and expenses payable as follows:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Transfer Agent Fees and Expenses Payable	$607	$609	$496	$33

5.    Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At May 31, 2003, the Pennsylvania Series held positions in residual interest bonds having a total value of $1,672,352 which represent 4.8% of the Series' net assets.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At May 31, 2003, the Arizona, Florida and Pennsylvania Series had outstanding futures contracts.

Morgan Stanley Multi-State Municipal Series Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

YEAR ENDED NOVEMBER 30	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
ARIZONA SERIES
1998	$10.64	$0.51	$0.17	$0.68	$(0.51)	—	$(0.51)
1999	10.81	0.49	(0.75)	(0.26)	(0.49)	$(0.16)	(0.65)
2000	9.90	0.49	0.22	0.71	(0.49)	—	(0.49)
2001	10.12	0.47	0.21	0.68	(0.47)	—	(0.47)
2002	10.33	0.44	0.13	0.57	(0.44)	(0.02)	(0.46)
2003*	10.44	0.21	0.48	0.69	(0.21)	(0.11)	(0.32)
FLORIDA SERIES
1998	10.97	0.52	0.28	0.80	(0.52)	—	(0.52)
1999	11.25	0.50	(0.78)	(0.28)	(0.50)	(0.37)	(0.87)
2000	10.10	0.50	0.25	0.75	(0.50)	—	(0.50)
2001	10.35	0.50	0.24	0.74	(0.50)	—	(0.50)
2002	10.59	0.47	0.09	0.56	(0.47)	(0.03)	(0.50)
2003*	10.65	0.23	0.51	0.74	(0.23)	(0.19)	(0.42)
NEW JERSEY SERIES
1998	10.88	0.53	0.27	0.80	(0.53)	—	(0.53)
1999	11.15	0.51	(0.77)	(0.26)	(0.51)	(0.16)	(0.67)
2000	10.22	0.50	0.22	0.72	(0.50)	—	(0.50)
2001	10.44	0.50	0.23	0.73	(0.50)	—	(0.50)
2002	10.67	0.49	0.08	0.57	(0.49)	—	(0.49)
2003*	10.75	0.23	0.42	0.65	(0.23)	(0.10)	(0.33)
PENNSYLVANIA SERIES
1998	10.97	0.53	0.18	0.71	(0.53)	—	(0.53)
1999	11.15	0.52	(0.84)	(0.32)	(0.52)	(0.12)	(0.64)
2000	10.19	0.52	0.27	0.79	(0.52)	—	(0.52)
2001	10.46	0.54	0.30	0.84	(0.54) ‡	—	(0.54)
2002	10.76	0.51	0.00	0.51	(0.51)	—	(0.51)
2003*	10.76	0.24	0.41	0.65	(0.24)	(0.08)	(0.32)

*	For the six months ended May 31, 2003 (unaudited).
†	Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
‡	Includes capital gain distribution of $0.0029.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Financial Highlights continued

NET ASSET VALUE END OF PERIOD	TOTAL RETURN†	NET ASSETS END OF PERIOD (000'S)	RATIOS TO AVERAGE NET ASSETS				PORTFOLIO TURNOVER DATE
			EXPENSES (BEFORE EXPENSE OFFSET)		NET INVESTMENT INCOME
$10.81	6.56%	$41,655	0.65	%(1)	4.77%		30%
9.90	(2.53)	36,867	0.66	(1)	4.72		13
10.12	7.42	32,329	0.67	(1)	4.93		10
10.33	6.82	31,722	0.71	(1)	4.54		30
10.44	5.64	30,247	0.70	(1)	4.23		29
10.81	6.79 (3)	30,153	0.73	(1)(2)	4.05	(2)	21	(3)
11.25	7.58	61,262	0.62	(1)	4.69		26
10.10	(2.70)	53,555	0.64	(1)	4.69		13
10.35	7.70	47,951	0.63	(1)	4.95		4
10.59	7.23	44,211	0.65	(1)	4.69		16
10.65	5.44	40,627	0.66	(1)	4.45		22
10.97	7.10 (3)	38,930	0.68	(1)(2)	4.21	(2)	8	(3)
11.15	7.49	41,803	0.67	(1)	4.77		21
10.22	(2.44)	38,566	0.69		4.73		10
10.44	7.32	36,306	0.69	(1)	4.90		20
10.67	7.07	36,757	0.69		4.65		9
10.75	5.41	35,884	0.70	(1)	4.55		14
11.07	6.14 (3)	37,488	0.71	(1)(2)	4.30	(2)	12	(3)
11.15	6.60	53,808	0.64	(1)	4.75		26
10.19	(3.02)	49,059	0.64	(1)	4.83		6
10.46	8.03	52,041	0.64	(1)	5.07		6
10.76	8.19	35,514	0.68	(1)	5.05		11
10.76	4.83	33,022	0.71	(1)	4.74		21
11.09	6.14 (3)	35,115	0.68	(1)(2)	4.35	(2)	21	(3)

Item 9 - Controls and Procedures

     The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-State Municipal Series Trust

Ronald E. Robison
Principal Executive Officer
July 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley Multi-State
Municipal Series Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: July 22, 2003

                                            Ronald E. Robison

                                            Principal Executive Officer

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley Multi-State
Municipal Series Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: July 22, 2003

                                        Francis Smith

                                        Principal Financial Officer

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Multi-State Municipal Series Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 22, 2003                             Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Multi-State Municipal Series Trust and will be retained by Morgan Stanley Multi-State Municipal Series Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Multi-State Municipal Series Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 22, 2003                               Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Multi-State Municipal Series Trust and will be retained by Morgan Stanley Multi-State Municipal Series Trust and furnished to the Securities and Exchange Commission or its staff upon request.